Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets:
Call loans and bills bought	¥ 2,553,468	¥ 898,256
Reverse repurchase agreements and cash collateral on securities borrowed	11,738,072	13,745,996
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Investment securities:
Debt instruments at amortized cost	72,015	320,771
Debt instruments at fair value through other comprehensive income	26,392,635	18,054,164
Equity instruments at fair value through other comprehensive income	4,586,811	3,489,451
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Liabilities:
Deposits	155,493,654	138,431,418
Call money and bills sold	1,368,515	3,740,540
Repurchase agreements and cash collateral on securities lent	18,509,906	15,455,782
Financial liabilities designated at fair value through profit or loss	239,519	0
Borrowings	19,423,355	17,121,362
Debt securities in issue	11,228,600	10,985,048
Other financial liabilities	8,417,048	7,150,251
Not later than one year [member]
Assets:
Call loans and bills bought	2,455,982	854,548
Reverse repurchase agreements and cash collateral on securities borrowed	11,666,696	13,676,260
Financial assets at fair value through profit or loss	1,905	298,350
Investment securities:
Debt instruments at amortized cost	36,133	287,432
Debt instruments at fair value through other comprehensive income	8,247,653	5,578,741
Loans and advances	35,544,062	32,884,236
Other financial assets	4,076,649	4,109,546
Liabilities:
Deposits	151,262,640	133,891,776
Call money and bills sold	1,368,515	3,740,540
Repurchase agreements and cash collateral on securities lent	18,446,671	15,455,782
Financial liabilities designated at fair value through profit or loss	97,768
Borrowings	7,911,265	10,482,673
Debt securities in issue	3,533,310	3,009,936
Other financial liabilities	8,412,259	7,146,795
More than twelve months [Member]
Assets:
Call loans and bills bought	97,486	43,708
Reverse repurchase agreements and cash collateral on securities borrowed	71,376	69,736
Financial assets at fair value through profit or loss	1,742,943	1,180,006
Investment securities:
Debt instruments at amortized cost	35,882	33,339
Debt instruments at fair value through other comprehensive income	18,144,982	12,475,423
Equity instruments at fair value through other comprehensive income	4,586,811	3,489,451
Loans and advances	62,170,876	61,787,582
Other financial assets	173,805	120,132
Liabilities:
Deposits	4,231,014	4,539,642
Repurchase agreements and cash collateral on securities lent	63,235
Financial liabilities designated at fair value through profit or loss	141,751
Borrowings	11,512,090	6,638,689
Debt securities in issue	7,695,290	7,975,112
Other financial liabilities	¥ 4,789	¥ 3,456